Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of amounts due to related parties
	December 31,	December 31,
Name of related party	2019	2018
Mr. Song (1)	$-	$1,010,041
Vision Capital Profits Limited (2)	$114,839	$1,751,395
Mrs. Song (3)	$-	5,329
C Media	$62,263	-

(1)	The Company's CEO

(2)	Vision Capital Profits Limited is controlled by Mr. Song.

(3)	The spouse of Mr. Song.